[Logo]  COLUMBIA MANAGEMENT GROUP              Legal Department
                                               Mail Stop:  MA DE 11511E
                                               One Financial Center
        A FleetBoston Financial Company        Boston, MA 02111
                                               617 345.0919 fax


August 4, 2004

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust VIII (formerly known as Liberty-Stein Roe
             Funds Income Trust)
          Columbia Income Fund (formerly known as Liberty Income Fund) Columbia Intermediate Bond Fund (formerly known as Liberty
             Intermediate Bond Fund (the "Funds")
          File Nos. 33-02633 & 811-4552
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Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated August 1, 2004 for the Funds do not differ from those contained in Post-Effective Amendment No. 50 (Amendment) to the Funds' Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2004 (Accession Number: 0000021847-04-000188).

The Funds' Prospectuses and Statement of Additional Information dated August
1, 2004, are now being used in connection with the public offering and sale of shares of the Funds.

Very truly yours,




/s/TRACY S. DIRIENZO
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   Tracy DiRienzo
   Assistant Secretary